INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended			108 Months Ended
	Jan. 01, 2008	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Net operating losses		$ 50,742,841
Provision for income taxes		$ 459,055	$ 1,701,613
PRC
Income tax rate (as a percent)	25.00%
Dividends withholding tax rate		10.00%
Net operating losses		$ 17,886,069
PRC | TASE
Preferential tax rate (as a percent)	15.00%
Effective period of TASE certificate (in years)	3 years
PRC | TASE | Adagene (Suzhou) Limited
Preferential tax rate (as a percent)					15.00%
Hong Kong
Income tax rate (as a percent)			16.50%	16.50%
Net operating losses		5,445,071
Withholding tax			$ 0
Hong Kong | Adagene (Hong Kong) Limited
Assessable profits or earnings			0	$ 0
Provision for income taxes		$ 0	0	0
Australia
Income tax rate (as a percent)		30.00%
Dividends withholding tax rate		30.00%
Net operating losses		$ 7,511,343
Australia | Adagene Australia PTY Ltd.
Taxable Income		0	0	0
Provision for income taxes		$ 0	$ 0	$ 0
United States
Dividends withholding tax rate		30.00%
Net operating losses		$ 10,807,828
State income tax rate (as a percent)		21.00%
California
State income tax rate (as a percent)		8.84%
SWITZERLAND
Income tax rate (as a percent)		8.50%
Dividends withholding tax rate		35.00%
Net operating losses		$ 8,272,007
SWITZERLAND | Adagene AG
Income tax rate (as a percent)		6.50%
Capital tax rate for Canton of Basel		0.10%
SINGAPORE
Net operating losses		$ 820,523